UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-05608

PUBLIC FACILITY LOAN TRUST
(Exact name of registrant as specified in charter)

C/O U.S. BANK CORP TRUST DEPT ONE FEDERAL STREET BOSTON, MA			02110
(Address of principal executive offices)			(Zip code)

GEORGE H. DAVISON, JR. U.S. BANK CORPORATE TRUST SERVICES ONE FEDERAL STREET, BOSTON, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-605-6559

Date of fiscal year end:	DECEMBER 31

Date of reporting period:	January 1, 2003 - December 31, 2003

Item 1.    Reports to Stockholders.

•	Ernst & Young LLP	•	Phone: (212) 773-3000
	5 Times Square		www.ey.com
New York, New York 10036-6530

Report of Independent Auditors

To US Bank and Trust Company, as

attorney-in-fact for Fleet National Bank,

Successor to Shawmut Bank, N.A., as

Owner Trustee, of Public Facility Loan Trust:

We have audited the accompanying statement of assets and liabilities of Public Facility Loan Trust (a Massachusetts business trust), including the schedule of investments in loans, as of December 31, 2003, and the related statements of operations and cash flows for the year then ended and the statement of changes in net assets and financial highlights for the Class B Certificates for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Owner Trustee. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended December 31, 2001 were audited by other auditors who have ceased operations and whose report dated May 14, 2002 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments in loans as of December 31, 2003, by correspondence with the trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Owner Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As further described in Note 2 to the financial statements, pursuant to a “no action letter” received from the Securities and Exchange Commission, Public Facility Loan Trust accounts for its loans and temporary investments at their amortized cost. In accordance with accounting principles generally accepted in the United States, such loans and temporary investments should he accounted for at fair value. Due to the omission of fair value information, the Public Facility Loan Trust’s financial highlights exclude presentation of the total rate of return as such ratio is computed based on the period to period change in fair value of fund assets.

A Member Practice of Ernst & Young Global

In our opinion, except for the matter discussed above, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Public Facility Loan Trust at December 31, 2003, the results of its operations and its cash flows for the year then ended and the changes in its net assets and financial highlights for the Class B Certificates for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

August 12, 2004

Public Facility Loan Trust

Statement of Assets and Liabilities

December 31, 2003

Assets
Investments in loans, at amortized cost (Note 3 and Schedule of Investments in Loans)	$27,152,802
Temporary investments (Note 4)	9,446,538
Accrued interest receivable	9,713
Deferred bond issuance costs, net of accumulated amortization of $2,624,712	25,028
Total assets	36,634,081

Liabilities
Bonds payable, at amortized cost (Note 5)	13,853,977
Accrued interest payable	362,058
Accrued expenses and other liabilities	113,414
Refunds	32,671
Total liabilities	14,362,120
Net assets	$22,271,961

Net assets represented by:
Class A Certificates of beneficial interest (maximum liquidation price of $50,000), at par (Note 6)	$500
Class B Certificates of beneficial interest, at par (Note 6)	10,000
Additional paid-in capital	8,701,173
Undistributed net investment income	13,560,288
$22,271,961

Maximum fixed liquidation price of Class A certificates, per share of beneficial interest	$100
Net asset value of Class B certificates, per share of beneficial interest	$2,222.19

The accompanying notes are an integral part of these financial statements.

Public Facility Loan Trust

Statement of Operations

Year ended December 31, 2003

Investment income
Interest	$4,465,712

Expenses
Interest	1,971,347
Servicing fees (Note 7)	21,606
Amortization of deferred bond issuance costs	37,991
Trust fees (Note 7)	14,300
Other	282,194
Total expenses	2,327,438

Net investment income	$2,138,274

The accompanying notes are an integral part of these financial statements.

Public Facility Loan Trust

Statements of Changes in Net Assets

	Year ended December 31
	2003	2002

Net investment income	$2,138,274	$2,398,239

Distributions to holders of:
Class A Certificates	(30)	(30)
Class B Certificates	(1,832,849)	(1,282,930)
Total distributions	(1,832,849)	(1,282,960)
Increase in net assets	309,395	1,115,279

Net assets:
Beginning of year	21,966,566	20,851,287
End of year	$22,271,961	$21,966,566

The accompanying notes are an integral part of these financial statements

Public Facility Loan Trust

Statement of Cash Flows

Year ended December 31, 2003

Operating activities
Cash received from loans:
Interest	$1,784,362
Refundable payments	(518,101)
Interest income received from temporary investments	691,743
Interest expense paid	(1,225,471)
Other expenses paid	(299,954)
Net cash provided by operating activities	432,579

Investing activities
Principal collections on loans	12,115,408
Net decrease in temporary investments	1,500,711
Net cash provided by investing activities	13,616,119

Financing activities
Principal payments to bondholders	(12,284,673)
Distributions to Certificate holders–Class A	(30)
Distributions to Certificate holders–Class B	(1,832,849)
Net cash used in financing activities	(14,117,552)
Net decrease in cash	(68,854)

Cash, beginning of year	68,854
Cash, end of year	$—

Reconciliation of net investment income to net cash provided by operating activities:
Net investment income	$2,138,274
Adjustments relating to loans:
Accretion of market discount	(2,149,766)
Decrease in accrued interest receivable	171,090
Adjustments relating to Bonds:
Amortization of original issue discount	1,052,993
Amortization of deferred bond issuance costs	37,991
Decrease in accrued interest payable	(307,117)
Other adjustments:
Increase in accrued expenses and other liabilities	7,214
Decrease in refund liability	(518,100)
Net cash provided by operating activities	$432,579

The accompanying notes are an integral part of these financial statements.

Public Facility Loan Trust

Financial Highlights for the Class B Certificates

	Five year period ended December 31
	2003	2002	2001	2000	1999

Per share data:
Net asset value, beginning of year	$2,191.66	$2,080.11	$2,019.88	$1,981.18	$1,992.52
Net investment income	213.82	239.84	203.52	191.06	205.06
Distributions to Class A and B Certificate holders	(183.29)	(128.29)	(143.29)	(152.36)	(216.40)
Net asset value, end of year	$2,222.19	$2,191.66	$2,080.11	$2,019.88	$1,981.18

Ratios and supplemental data:
Expenses to average net assets	10.52%	15.55%	21.59%	26.56%	38.65%
Net investment income to average net assets	9.67%	11.20	10.10	9.53	10.29
Net assets applicable to Class B Certificates	$22,221,961	$21,916,566	$20,801,287	$20,198,897	$19,811,835

Note:         As discussed in Note 2, the Trust accounts for its investments at amortized cost, which differs from the requirements under accounting principles generally accepted in the United States which state that investments be accounted for at fair value. Accordingly, the Trust’s financial statements do not reflect the market value of such investments. Due to the omission of fair value information, the above presentation excludes the disclosure of the comparative 5-year “Total Investment Return.”

The accompanying notes are an integral part of these financial statements.

Public Facility Loan Trust

Notes To Financial Statements

December 31, 2003

1. The Trust and its Activities

Public Facility Loan Trust (the “Trust”) was established in July, 1988 under the laws of the Commonwealth of Massachusetts by a declaration of trust (the “Declaration of Trust”) by Shawmut Bank, N.A., not acting in its individual capacity but solely as owner trustee (the “Owner Trustee”). State Street Bank and Trust Company, as attorney-in-fact for Fleet National Bank, successor to Shawmut Bank, N.A., is currently the Owner Trustee. The Trust is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. The sole purpose of the Trust is to raise funds through the issuance and sale of its Bonds (as defined below) and to invest the related proceeds in the Loans (as defined below) which it purchased from the United States Department of Housing and Urban Development (“HUD”).

In August, 1988, the Trust purchased 1,196 loans (the “Loans”) from HUD, which had an aggregate outstanding principal balance of approximately $271,950,000, in return for (i) the net proceeds from the sale of the Trust’s Bonds (as defined below) and (ii) the Class A and B Certificates of beneficial interest in the net assets of the Trust (the “Certificates”). Pursuant to an indenture (the “Indenture”) dated August 1, 1988, between the Trust and Chemical Bank, as bond trustee (the “Bond Trustee”), the Trust issued four classes of sequential pay bonds (the “Bonds”) in August, 1988, which had an aggregate par value of $235,958,000, using the Loans as collateral. The Bond Trustee holds the original notes and bonds evidencing the Loans. Chase Manhattan Bank successor to Chemical Bank, is currently the Bond Trustee.

During 1997, GMAC Commercial Mortgage Corporation (“GMAC”) became the servicer of the Trust’s Loans pursuant to the servicing agreement dated August 1, 1988 (the “Servicing Agreement”). Prior to that time, the Trust’s servicer was General Electric Capital Corporation (“GECC”). (GMAC and GECC are hereinafter referred to as the “Servicer”). The Servicer’s responsibilities include collecting payments on the Loans and maintaining the Loan files.

In accordance with the Indenture, the Trust maintains three funds, the Revenue, Expense and Liquidity Funds (the “Funds”), which are invested temporarily in permitted investments. All payments received on the Loans and earnings on the amounts in the Funds are used to make payments on the Bonds, to pay the Trust’s administrative expenses and to make distributions to the Certificate holders.

2. Summary of Significant Accounting Policies

Investment in Loans and Temporary Investments

The Loans were recorded at the inception of the Trust at their purchased cost. Such cost resulted in the recognition of market discount from the Loans’ outstanding principal balances. The purchase cost was determined by an independent appraiser, since a portion of the consideration paid by the Trust (the Class A and B Certificates) for the Loans did not have a readily determinable market value. The appraised value of the Loans was also used to determine the initial carrying amount of the Certificates.

Pursuant to a “no action letter” the Trust received from the Securities and Exchange Commission, the market discount on the Loans is included in the Trust’s statement of operations using the amortized cost method of accounting. Under this method, interest on each Loan is recognized by applying the Loan’s effective interest rate to the amortized cost of the Loan at the beginning of the period. A Loan’s effective interest rate is the rate which discounts the Loan’s scheduled future cash flows (including principal and interest) to its amortized cost. The amortization of market discount for each Loan included in the Trust’s statement of operations is the difference between the Loan’s interest income and its coupon interest.

Temporary investments are stated at cost.

Deferred Bond Issuance Costs

Deferred bond issuance costs of $2,649,740 were capitalized on the date the Bonds were issued and are amortized using the effective interest method over the estimated life of the bonds.

Bonds Payable

The Bonds are stated at their outstanding par value less unamortized original issue discount. Original issue discount amortization is included in the Trust’s statement of operations using the effective interest method.

Income and Expense Recognition

Investment income and expenses are recognized on an accrual basis.

Federal Income Taxes

No provision for federal income taxes is included in the Trust’s statement of operations since the Trust intends to comply with the provisions of Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, if any, to its Certificate holders to the extent that such distributions are permitted by the indenture.

Presentation of Capital Distributions

During 1994, the Trust adopted the American Institute of Certified Public Accountants’ Statement of Position 93-2, “Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies” (“SOP 93-2”). SOP 93-2 requires the reporting of distributions in excess of tax basis earnings and profits as a tax return of capital and the presentation of capital accounts on a basis that approximates amounts available for future distributions on a tax basis. Tax basis earnings and profits are computed in accordance with income tax regulations, which differ, in certain respects, from the methods used by the Trust to determine the corresponding amounts in accordance with generally accepted accounting principles.

There were no changes in the Trust’s net assets and net investment income as a result of adopting SOP 93-2. As the Trust has no capital gains and its tax basis earnings and profits exceeded the distributions made to the Trust’s Certificate holders, no distributions have been characterized as tax returns of capital.

Use of Estimates

In preparing its financial statements, the Owner Trustee made certain estimates and assumptions that affect amounts at which assets and liabilities and investment income and expenses are reported in the Trust’s statement of assets and liabilities and statement of operations, respectively. Future results could differ from these estimates.

3. The Loans

The Loans are bonds and other loans, substantially all of which are tax-exempt, issued by municipalities, special districts, not for-profit organizations, hospitals and Indian tribes to refinance loans for the construction of water, sewage, hospital and other public facilities.

The Loans may generally be repaid ahead of schedule at the option of the borrowers at par or with a small premium. The Loans are secured by various types of collateral, including general obligations and pledges of gross or net revenues, special assessments and mortgages. The Trust purchased the Loans from HUD without recourse, except for certain representations and warranties by HUD specified in the related Loan Sale Agreement. These representations and warranties were originally scheduled to expire in August 1990. During 1990 and 1991, HUD extended certain of its representations and warranties to May 1992. During 1992, HUD verbally agreed to extend certain of its representations and warranties until a notice of breach and agreement is executed.

The amortized cost of the Loans at December 31,2003, was as follows:

Outstanding principal	$32,373,787
Unamortized market discount	(5,220,985)
$27,152,802

4. Temporary Investments

The Trust has entered into investment agreements pertaining to its temporary investments with Morgan Guaranty Trust Company of New York for the three Funds that are required by the Indenture. Monies deposited into these Funds are invested at fixed interest rates and are available for Bond and for other payments pursuant to the Indenture on each Payment Date (as defined in Note 5).

At December 31, 2003, the Fund balances and interest rates, which are fixed until full repayment of the Bonds were as follows:

Fund	Interest Rate	Fund Balance

Revenue	7.75%	$4,356,934
Expense	7.75	3,804,874
Liquidity	8.25	1,284,730
		$9,446,538

Substantially all of the December 31, 2003 Revenue Fund balance was used to make the February 1, 2004 Bond payment described in Note 5, including related interest, and the February 1, 2004 Certificate distribution described in Note 6.

5. The Bonds

The Bonds are sequential pay bonds, with semiannual interest payable on each February 1 and August 1 (each, a “Payment Date”) at 5% per annum.

The indenture provides that principal payments are to be made on the Bonds on each Payment Date prior to the Bond’s stated maturity in an aggregate amount equal to the lesser of the Available Amount or the Principal Distribution Amount (both as defined below) on such Payment Date. The Indenture provides that such principal payments are to be applied to each class of Bonds in the order of their respective stated maturities so that no principal payments are made until the Bonds having an earlier stated maturity have been paid in full. The Bonds are not otherwise subject to redemption prior to their stated maturity.

The Available Amount is the amount in the Revenue and Liquidity Funds on each Payment Date, after payment of (a) interest on, and principal at stated maturity of, the Bonds, (b) scheduled administrative expenses not paid from the Expense Fund and (c) any required funding of the Expense or Liquidity Funds.

The Principal Distribution Amount for any Payment Date is the sum of (a) the difference, if any, between the aggregate Collateral Value (as defined below) of the Loans on such Payment Date and the aggregate Collateral Value of the Loans on the immediately preceding Payment Date and (b) the unpaid portion of any previous Principal Distribution Amount.

The Collateral Value of each Loan is equal to the lesser of (a) the present value of the remaining scheduled interest and principal payments on the Loan, together with assumed reinvestment income thereon from each Assumed Deposit Date (30 to 60 days after the date the scheduled payments are due) to the Payment Date that follows its Assumed Deposit Date (as defined in the Indenture) at the Assumed Reinvestment Rate (7.75% per annum as of December 31, 2003), discounted semiannually to the Payment Date using a discount rate of 5% per annum or (b) the outstanding principal balance of the Loan.

The Class 1 Bonds, the Class 2 Bonds and the Class 3 Bonds were retired in August 1994, February 1997 and August 1999, respectively. At December 31, 2003, the carrying amounts of the Bonds in the statement of assets and liabilities were as follows:

	Stated Maturity	Principal Outstanding	Unamortized Original Issue Discount	Carrying Amount

Class 1	2/1/2000	$—	$—	$—
Class 2	2/1/2003	—	—	—
Class 3	2/1/2006	—	—	—
Class 4	2/1/2013	14,482,336	628,359	13,853,977
		$14,482,336	$628,359	$13,853,977

Estimated principal payments on the Bonds at December 31, 2003, calculated based on the remaining scheduled payments on the Loans, were as follows:

Year ending December 31:
2004	$5,783,549
2005	5,496,151
2006	3,202,636
2007	—
2008	—
$14,482,336

On February 1, 2004, an aggregate principal payment of $3,883,902 was made to the Class 4 Bondholders. After this payment, the aggregate Collateral Value of the Loans was approximately 300% of the outstanding principal amount of the Bonds.

6. The Certificates of Beneficial Interest

Information regarding the Trust’s fully paid, nonassessable shares of certificates of beneficial interest as of December 31, 2003, and for the year then ended, is as follows:

	Class A	Class B

Number of shares outstanding	500	10,000
Par value per share	$1	$1
Fixed dividend rate per annum (cumulative)	6%	0%

The Declaration of Trust provides that distributions on the Class A and Class B Certificates are payable solely from Available Funds (as defined in the Declaration of Trust), it any, transferred from the Bond Trustee to the Owner Trustee. Prior to payment of the Bonds in full and discharge of the Indenture, the Declaration of Trust provides that Available Funds be applied in the following order of priority:

a.               To pay any indemnities or Trust expenses not otherwise payable as administrative expenses;

b.              To the Class A Certificate holders for dividends accrued or in arrears; and

c.               To the Class B Certificate holders, subject to the limitations described below;

The “fixed liquidation price” of the Class A Certificates is $100 per share. In the event of liquidation, dissolution or termination of the Trust, the Class A Certificate holders are entitled to receive, in cash, the fixed liquidation price together with all dividends accrued or in arrears to that date, before any distribution of the assets of the Trust are made to the Class B Certificate holders; the Class A Certificate holders are entitled to no further participation in such distribution. If upon any such liquidation, dissolution or termination, the assets distributable to the Class A Certificate holders are insufficient to permit the payment of the full preferential amount, the entire assets of the Trust are to be distributed to the holders of the Class A Certificates then outstanding.

The Declaration of Trust provides that no distributions can be made to the Class B Certificate holders to the extent that such distributions would cause the net assets of the Trust to be less than the aggregate fixed liquidation price of the outstanding Class A Certificates.

The Indenture provides that upon repayment of the Bonds in full and the discharge of the Indenture, any Loans or other assets held by the Bond Trustee will be transferred to the Owner Trustee. The Declaration of Trust provides that the cash funds on that date, as well as subsequent cash receipts from any remaining Loans, are to be applied by the Owner Trustee as described above.

The Certificates are transferable pursuant to conditions in the Declaration of Trust.

On February 1, 2004 aggregate distributions of $15 and $1,013,170 were made to the Class A and Class B Certificate holders, respectively.

7. Trustee and Servicing Fees Bond Trustee

Bond Trustee

The Indenture provides that the Bond Trustee is to receive, on each August 1, an annual fee equal to .015% of the aggregate outstanding principal amount of the Loans on the immediately preceding Bond Payment Date.

Owner Trustee

The Indenture provides that the Owner Trustee is to receive a semiannual fee of $6,500 on February 1 and August 1 of each year.

Servicer

The Servicing Agreement provides that the Servicer is to receive a monthly servicing fee equal to one-twelfth of 0.195% of the outstanding principal balance of each Loan on the first day of the preceding month.

8. Fair Value of Financial Instruments

Statement of Financial Accounting Standards No. 107, “Disclosures About Fair Value of Financial Instruments,” (“SFAS No. 107”) requires the Trust to disclose estimated fair values of certain of its financial instruments. As SFAS No. 107 allows the use of a wide range of valuation techniques, it may be difficult to compare the Trust’s fair value information to independent markets or to other fair value information.

The carrying amounts of the financial assets and liabilities of the Trust as disclosed in the statement of assets and liabilities represent their fair value, except for the temporary investments, investments in loans and bonds payable. The estimated fair value of the investments in loans is not practicably estimable as these loans are not liquid and the cost of estimating the fair value is prohibitively expensive. A listing of all of the investments in loans, including their related carrying amounts, interest rates and maturities are included in the schedule of investments in loans. The estimated fair value of the bonds payable is not practicably estimable as these bonds payable include the value of the net assets of the Trust upon liquidation.

Public Facility Loan Trust

Schedule of Investments in Loans

December 31, 2003

Loan ID	Cusip Number	Description	State	Stated Interest Rate	Maturity Date	Principal Balance	Percentage of Total Principal Balance	Amortized Cost	Percentage of Total Amortized Cost

40000401	40000401	Town of Berry	Alabama	5.625%	11/1/2012	$135,000.00	0.42%	$106,065.00	0.39%
40000501	40000501	Big Cove Water Authority	Alabama	4.000	7/1/2006	27,000.00	0.08	24,824.00	0.09
40001501	40001501	Town of Grant	Alabama	6.000	7/1/2007	16,000.00	0.05	14,643.00	0.05
40001601	40001601	Town of Gulf Shores	Alabama	4.000	4/1/2007	72,000.00	0.22	64,461.00	0.24
40001801	40001801	Hazel Green Water & Fire	Alabama	4.500	8/1/2007	163,000.00	0.50	144,108.00	0.53
40002302	40002302	Littleville Waterworks	Alabama	5.000	2/1/2009	96,000.00	0.30	78,470.00	0.29
40002601	40002601	Maysville Wtr & Fire Pr	Alabama	4.500	8/1/2007	65,000.00	0.20	57,577.00	0.21
40002902	40002902	Town of Moundville	Alabama	6.000	4/1/2010	77,000.00	0.24	64,947.00	0.24
40003801	40003801	Enterprise Public Building	Alabama	4.500	11/1/2007	189,000.00	0.58	166,354.00	0.61
40004101	40004101	Selma Public Building Auth.	Alabama	5.625	5/1/2014	830,000.00	2.56	614,313.00	2.26
40004601	40004601	Town of Slocomb	Alabama	4.125	12/1/2007	100,000.00	0.31	85,083.00	0.31
40005001	40005001	Town of Blountsville	Alabama	5.625	12/1/2006	72,999.00	0.23	66,535.00	0.25
40005101	40005101	Helena Utilities Board	Alabama	5.625	12/1/2012	220,000.00	0.68	171,045.00	0.63
40005501	40005501	Douglas Water And Fire	Alabama	5.000	1/1/2009	360,000.00	1.11	314,304.00	1.16
40005901	40005901	Ardmore Waterworks	Alabama	5.000	7/1/2009	113,000.00	0.35	96,726.00	0.36
40005902	40005902	Town of Ardmore	Alabama	5.000	7/1/2009	14,000.00	0.04	11,839.00	0.04
40006401	40006401	City of Guntersville	Alabama	4.500	1/1/2007	66,000.00	0.20	60,790.00	0.22
40006402	40006402	City of Guntersville	Alabama	6.000	1/1/2009	116,000.00	0.36	103,731.00	0.38
40006601	40006601	Winfield Waterworks	Alabama	5.625	10/1/2008	44,000.00	0.14	38,180.00	0.14
40007301	40007301	Town of Moulton	Alabama	3.750	9/1/2007	186,000.00	0.57	161,575.00	0.60
40007501	40007501	Town of Parrish	Alabama	5.625	12/1/2007	74,000.00	0.23	65,548.00	0.24
40007701	40007701	Town of Vincent	Alabama	5.625	2/1/2011	156,000.00	0.48	125,391.00	0.46
40007801	40007801	City of Fayette	Alabama	4.250	4/1/2008	102,000.00	0.32	87,895.00	0.32
			Alabama Total			3,293,999.00	10.17	2,724,404.00	10.03

Loan ID	Cusip Number	Description	State	Stated Interest Rate	Maturity Date	Principal Balance	Percentage of Total Principal Balance	Amortized Cost	Percentage of Total Amortized Cost

40008601	40008601	Greater Juneau Borough	Alaska	4.500%	10/1/2008	$215,000.00	0.66%	$185,850.00	0.68%
			Alaska Total			215,000.00	0.66	185,850.00	0.68
40009201	40009201	Arkansas State University	Arkansas	4.500	10/1/2009	655,000.00	2.02	526,997.00	1.94
40009501	40009501	City of Barling	Arkansas	4.500	2/1/2008	47,000.00	0.15	41,083.00	0.15
40009601	40009601	City of Black Rock	Arkansas	3.500	7/1/2004	8,000.00	0.02	7,850.00	0.03
40010101	40010101	City of Center Hill	Arkansas	5.625	10/1/2012	211,000.00	0.65	165,401.00	0.61
40011101	40011101	City of Greenwood	Arkansas	3.875	9/1/2004	24,000.00	0.07	23,359.00	0.09
40012401	40012401	City of Lepanto	Arkansas	3.750	5/1/2004	11,000.00	0.03	10,858.00	0.04
40013101	40013101	Town of Norphlet	Arkansas	4.000	7/1/2007	29,000.00	0.09	25,704.00	0.09
40013401	40013401	Pangburn Water & Sewer C	Arkansas	4.250	4/1/2005	21,000.00	0.06	19,941.00	0.07
40013502	40013502	City of Parkdale	Arkansas	4.500	4/1/2007	22,000.00	0.07	19,771.00	0.07
40014001	40014001	City of Salem	Arkansas	3.750	10/1/2005	31,000.00	0.10	28,876.00	0.11
40014002	40014002	City of Salem	Arkansas	4.250	10/1/2006	15,000.00	0.05	12,548.00	0.05
40014003	40014003	City of Salem	Arkansas	4.250	10/1/2007	15,100.00	0.05	11,841.00	0.04
40015002	40015002	City of West Fork	Arkansas	4.500	4/1/2008	37,000.00	0.11	32,169.00	0.12
			Arkansas Total			1,126,100.00	3.48	926,398.00	3.41
40015401	40015401	Apple Valley Hgts Co Wtr	California	4.000	7/1/2008	5,000.00	0.02	4,391.00	0.02
40016801	40016801	Idyllwild Co. Wtr. Dist	California	5.000	10/1/2008	235,000.00	0.73	203,955.00	0.75
40017601	40017601	Rubidoux Community Serv	California	4.000	7/1/2006	80,000.00	0.25	73,978.00	0.27
40017902	40017902	Seely County Water Dist.	California	4.000	3/1/2005	18,000.00	0.06	17,313.00	0.06
			California Total			338,000.00	1.04	299,637.00	1.10
40018701	40018701	Routt County Airport	Colorado	4.000	5/1/2006	47,000.00	0.15	42,782.00	0.16
40018801	40018801	Tri-County Wtr. Conser.	Colorado	5.000	4/1/2010	1,000,000.00	3.09	748,582.00	2.76
			Colorado Total			1,047,000.00	3.23	791,364.00	2.91

Loan ID	Cusip Number	Description	State	Stated Interest Rate	Maturity Date	Principal Balance	Percentage of Total Principal Balance	Amortized Cost	Percentage of Total Amortized Cost

40019001	40019001	City of Altamonte Spring	Florida	5.625%	2/1/2012	$405,000.00	1.25%	$328,282.00	1.21%
40019004	40019004	City of Altamonte Spring	Florida	5.375	2/1/2009	360,000.00	1.11	315,507.00	1.16
40020001	40020001	Town of Cedar Grove	Florida	5.625	5/1/2012	67,000.00	0.21	53,411.00	0.20
40020201	40020201	City of Crystal River	Florida	4.000	9/1/2006	104,000.00	0.32	93,969.00	0.35
40020401	40020401	Town of Eatonville	Florida	6.000	4/1/2011	139,610.00	0.43	115,054.00	0.42
40021001	40021001	City of Homestead	Florida	4.500	7/1/2007	310,000.00	0.96	275,677.00	1.02
40021002	40021002	City of Homestead	Florida	5.625	7/1/2012	409,997.00	1.27	327,223.00	1.21
40021501	40021501	City of Live Oak	Florida	5.625	4/1/2013	165,000.00	0.51	128,673.00	0.47
40021502	40021502	City of Live Oak	Florida	5.625	4/1/2013	170,000.00	0.53	132,712.00	0.49
40021701	40021701	City of Maitland	Florida	4.500	9/1/2004	33,000.00	0.10	32,183.00	0.12
40022401	40022401	Town of Saint Marks	Florida	4.500	5/1/2008	71,000.00	0.22	61,493.00	0.23
			Florida Total			2,234,607.00	6.90	1,864,184.00	6.87
40023503	40023503	City of Alma	Georgia	5.625	8/1/2004	29,000.00	0.09	28,502.00	0.10
40024201	40024201	City of Chickamauga	Georgia	5.375	3/1/2005	70,000.00	0.22	67,757.00	0.25
40024501	40024501	City of Cumming	Georgia	5.000	1/1/2004	50,000.00	0.15	50,000.00	0.18
40025101	40025101	City of Eatonton	Georgia	5.000	9/1/2008	235,000.00	0.73	202,935.00	0.75
40025501	40025501	City of Fort Gaines	Georgia	4.750	1/1/2008	106,000.00	0.33	94,924.00	0.35
40025601	40025601	Town of Fort Oglethorpe	Georgia	6.000	10/1/2008	350,000.00	1.08	307,227.00	1.13
40026201	40026201	Calhoun County Georgia	Georgia	5.375	12/1/2010	265,000.00	0.82	211,391.00	0.78
40026301	40026301	Candler County Hosp. Auth.	Georgia	4.750	8/1/2009	220,000.00	0.68	180,850.00	0.67
40026401	40026401	Hospital Auth of Clay Co	Georgia	3.500	7/1/2004	10,000.00	0.03	9,807.00	0.04

Loan ID	Cusip Number	Description	State	Stated Interest Rate	Maturity Date	Principal Balance	Percentage of Total Principal Balance	Amortized Cost	Percentage of Total Amortized Cost

40026402	40026402	Hospital Auth of Clay Co	Georgia	3.750%	7/1/2006	$46,000.00	0.14%	$41,438.00	0.15%
40027001	40027001	Jones County	Georgia	4.500	7/1/2004	21,000.00	0.06	20,670.00	0.08
40027301	40027301	City of Metter	Georgia	5.375	5/1/2011	190,000.00	0.59	155,381.00	0.57
40028502	40028502	City of Woodstock	Georgia	5.625	7/1/2013	164,999.00	0.51	130,837.00	0.48
			Georgia Total			1,756,999.00	5.43	1,501,719.00	5.53
40028601	40028601	City of Chubbuck	Indiana	6.000	10/1/2012	455,000.00	1.41	362,004.00	1.33
40031601	40031601	Cordry-Sweetwater Conser	Indiana	5.000	4/1/2011	230,000.00	0.71	186,138.00	0.69
40031701	40031701	Town of Hanover	Indiana	5.000	6/1/2006	52,000.00	0.16	48,290.00	0.18
40031901	40031901	Town of Lynnville	Indiana	4.000	6/1/2005	23,000.00	0.07	21,770.00	0.08
			Indiana Total			760,000.00	2.35	618,202.00	2.28
40029501	40029501	City of Champaign	Illinois	4.000	5/1/2005	460,000.00	1.42	435,680.00	1.60
40029701	40029701	Curran Gardner Townships	Illinois	4.500	11/1/2007	190,000.00	0.59	165,819.00	0.61
40029801	40029801	City of East St. Louis	Illinois	4.750	7/1/2010	115,000.00	0.36	93,346.00	0.34
40030101	40030101	City of Johnston City	Illinois	5.625	11/1/2006	63,000.00	0.19	57,646.00	0.21
40030601	40030601	Lake Bluff Park District	Illinois	4.000	12/1/2006	78,000.00	0.24	68,966.00	0.25
40030801	40030801	City of Monmouth	Illinois	3.875	7/1/2006	429,999.00	1.33	391,145.00	1.44
40031101	40031101	City of Princeton	Illinois	4.500	10/1/2007	375,000.00	1.16	324,324.00	1.19
40031401	40031401	City of Sterling	Illinois	5.000	5/1/2009	290,000.00	0.90	242,212.00	0.89
			Illinois Total			2,000,999.00	6.18	1,779,138.00	6.55
40032101	40032101	City of Evansdale	Iowa	3.625	10/1/2009	108,000.00	0.33	88,531.00	0.33
			Iowa Total			108,000.00	0.33	88,531.00	0.33
40032601	40032601	City of Adairville	Kentucky	3.625	3/1/2004	14,000.00	0.04	13,910.00	0.05

Loan ID	Cusip Number	Description	State	Stated Interest Rate	Maturity Date	Principal Balance	Percentage of Total Principal Balance	Amortized Cost	Percentage of Total Amortized Cost

40032602	40032602	City of Adairville	Kentucky	4.500%	3/1/2008	$76,000.00	0.23%	$62,275.00	0.23%
40033201	40033201	City of Bowling Green	Kentucky	5.375	5/1/2004	60,000.00	0.19	59,182.00	0.22
40034101	40034101	City of Cold Spring	Kentucky	5.375	8/1/2010	212,000.00	0.65	176,598.00	0.65
40034301	40034301	City of Crescent Springs	Kentucky	4.500	11/1/2007	61,000.00	0.19	53,565.00	0.20
40034401	40034401	City of Crofton	Kentucky	3.625	3/1/2004	10,000.00	0.03	9,938.00	0.04
40034402	40034402	City of Crofton	Kentucky	3.625	3/1/2004	3,000.00	0.01	2,982.00	0.01
40034901	40034901	City of Flemingsburg	Kentucky	3.750	10/1/2004	43,000.00	0.13	41,280.00	0.15
40035302	40035302	Green River Valley Water	Kentucky	6.000	4/1/2011	620,000.00	1.92	495,606.00	1.83
40035501	40035501	City of Hardin	Kentucky	3.750	9/1/2004	5,000.00	0.02	4,870.00	0.02
40035901	40035901	Hendron Water District	Kentucky	3.500	2/1/2004	8,000.00	0.02	7,976.00	0.03
40035902	40035902	Hendron Water District	Kentucky	5.375	2/1/2011	270,000.00	0.83	215,737.00	0.79
40036101	40036101	Hickory Water Dist.	Kentucky	3.750	8/1/2006	139,000.00	0.43	126,028.00	0.46
40036202	40036202	City of Hodgenville	Kentucky	4.500	5/1/2008	115,000.00	0.36	100,117.00	0.37
40036703	40036703	City of Jackson	Kentucky	6.000	5/1/2008	28,000.00	0.09	25,193.00	0.09
40036801	40036801	City of Jenkins	Kentucky	3.500	7/1/2004	23,000.00	0.07	22,575.00	0.08
40037101	40037101	City of Liberty	Kentucky	3.625	5/1/2004	22,000.00	0.07	21,711.00	0.08
40037402	40037402	McCreary Co. Water Distr	Kentucky	3.625	4/1/2005	73,000.00	0.23	69,635.00	0.26
40037403	40037403	McCreary Co. Water Distr	Kentucky	4.750	4/1/2009	84,000.00	0.26	66,905.00	0.25
40037501	40037501	City of McKee	Kentucky	3.625	5/1/2004	9,000.00	0.03	8,882.00	0.03
40037502	40037502	City of McKee	Kentucky	3.750	5/1/2005	6,000.00	0.02	5,621.00	0.02
40037603	40037603	City of Middlesboro	Kentucky	4.750	4/1/2010	316,000.00	0.98	261,660.00	0.96
40038601	40038601	City of Perryville	Kentucky	4.500	4/1/2009	194,000.00	0.60	163,035.00	0.60

Loan ID	Cusip Number	Description	State	Stated Interest Rate	Maturity Date	Principal Balance	Percentage of Total Principal Balance	Amortized Cost	Percentage of Total Amortized Cost

40039001	40039001	Russellville No.#1 Water	Kentucky	3.750%	7/1/2005	$12,000.00	0.04%	$11,371.00	0.04%
40039202	40039202	City of Shepherdsville	Kentucky	3.875	6/1/2006	155,000.00	0.48	141,569.00	0.52
40039503	40039503	City of Stanton	Kentucky	4.125	4/1/2006	74,000.00	0.23	67,447.00	0.25
40039504	40039504	City of Stanton	Kentucky	4.750	4/1/2007	49,000.00	0.15	43,099.00	0.16
40039701	40039701	Trigg Co. Public Hosp. Corp.	Kentucky	4.000	12/1/2006	47,000.00	0.15	41,552.00	0.15
40039801	40039801	Warren County Water Dist	Kentucky	3.750	1/1/2006	55,000.00	0.17	51,425.00	0.19
40040401	40040401	Wurtland Water District	Kentucky	3.625	5/1/2004	15,000.00	0.05	14,807.00	0.05
			Kentucky Total			2,798,000.00	8.64	2,386,551.00	8.79
40040601	40040601	Parish of Avoyelles Hosp	Louisiana	4.750	11/1/2009	125,000.00	0.39	100,847.00	0.37
40040701	40040701	Bayou Liberty Water Assoc.	Louisiana	5.375	9/1/2011	228,000.00	0.70	181,613.00	0.67
40041201	40041201	City of Donaldsonville	Louisiana	4.500	4/1/2009	123,000.00	0.38	103,535.00	0.38
40041301	40041301	Village of East Hodge	Louisiana	6.000	9/1/2011	52,000.00	0.16	42,394.00	0.16
40041501	40041501	Town of Grambling	Louisiana	5.375	1/1/2010	146,000.00	0.45	124,953.00	0.46
40041701	40041701	Iberville Parish Waterworks 3	Louisiana	5.000	4/1/2010	360,000.00	1.11	297,136.00	1.09
40042401	40042401	Village of Parks	Louisiana	3.750	2/1/2007	28,000.00	0.09	24,919.00	0.09
40042402	40042402	Village of Parks	Louisiana	5.625	8/1/2012	183,000.00	0.57	151,651.00	0.56
40042501	40042501	Pine Hills Waterworks Di	Louisiana	4.500	7/1/2008	96,000.00	0.30	83,603.00	0.31
40042601	40042601	Prairie Rd, Water Dist.	Louisiana	5.625	12/1/2012	180,000.00	0.56	135,952.00	0.50
40043001	40043001	Village of South Mansfield	Louisiana	4.000	1/1/2008	41,000.00	0.13	36,336.00	0.13
			Louisiana Total			1,562,000.00	4.82	1,282,939.00	4.72
40044401	40044401	Village of Ontonagon	Michigan	4.500	10/1/2006	45,000.00	0.14	40,559.00	0.15
40044501	40044501	City of Reed City	Michigan	5.000	2/1/2009	255,000.00	0.79	216,657.00	0.80
			Michigan Total			300,000.00	0.93	257,216.00	0.95

Loan ID	Cusip Number	Description	State	Stated Interest Rate	Maturity Date	Principal Balance	Percentage of Total Principal Balance	Amortized Cost	Percentage of Total Amortized Cost

40044901	40044901	City of Lake City	Minnesota	4.000%	10/1/2006	$77,000.00	0.24%	68,555.00	0.25%
			Minnesota Total			77,000.00	0.24	68,555.00	0.25
40049302	40049302	City of Waveland	Mississippi	5.375	7/1/2007	196,000.00	0.61	178,548.00	0.66
40049401	40049401	City of Waynesboro	Mississippi	6.000	1/1/2008	115,000.00	0.36	106,238.00	0.39
			Mississippi Total			311,000.00	0.96	284,786.00	1.05
40049601	40049601	City of Aurora	Missouri	5.000	10/1/2004	21,000.00	0.06	20,450.00	0.08
40049901	40049901	Cass Co Water Dist 2	Missouri	5.375	3/1/2005	43,000.00	0.13	41,535.00	0.15
40050501	40050501	Jackson Co Water Dist 15	Missouri	5.625	12/1/2008	391,000.00	1.21	336,940.00	1.24
			Missouri Total			455,000.00	1.41	398,925.00	1.47
40051701	40051701	The Wrightstown Municipa	New Jersey	5.625	1/1/2016	253,000.00	0.78	187,017.00	0.69
			New Jersey Total			253,000.00	0.78	187,017.00	0.69
40052001	40052001	Village of Chama	New Mexico	3.750	11/1/2004	12,000.00	0.04	11,589.00	0.04
			New Mexico Total			12,000.00	0.04	11,589.00	0.04
40052702	40052702	Town of Aurora	North Carolina	3.750	6/1/2004	3,000.00	0.01	2,960.00	0.01
40052801	40052801	Town of Belhaven	North Carolina	4.500	6/1/2005	32,000.00	0.10	30,702.00	0.11
40052901	40052901	Town of Boone	North Carolina	3.750	6/1/2005	26,000.00	0.08	24,905.00	0.09
40052902	40052902	Town of Boone	North Carolina	3.750	6/1/2004	22,000.00	0.07	21,697.00	0.08
40053601	40053601	Town of Creedmoor	North Carolina	4.000	6/1/2005	19,540.00	0.06	18,696.00	0.07
40054001	40054001	Town of Elm City	North Carolina	4.000	6/1/2005	4,000.00	0.01	3,814.00	0.01
40054002	40054002	Town of Elm City	North Carolina	4.000	6/1/2006	21,000.00	0.06	19,394.00	0.07
40054402	40054402	Town of Granity Quarry	North Carolina	4.500	6/1/2006	58,000.00	0.18	53,429.00	0.20
40054601	40054601	Town of Havelock	North Carolina	4.000	6/1/2005	38,000.00	0.12	36,191.00	0.13
40054602	40054602	Town of Havelock	North Carolina	4.000	6/1/2006	82,000.00	0.25	75,399.00	0.28

Loan ID	Cusip Number	Description	State	Stated Interest Rate	Maturity Date	Principal Balance	Percentage of Total Principal Balance	Amortized Cost	Percentage of Total Amortized Cost

40055201	40055201	Town of Knightdale	North Carolina	4.000%	6/1/2004	$4,500.00	0.01%	$4,434.00	0.02%
40055301	40055301	Town of Lowell	North Carolina	4.500	6/1/2004	15,000.00	0.05	14,818.00	0.05
40055401	40055401	Town of Manteo	North Carolina	4.000	6/1/2006	30,000.00	0.09	27,515.00	0.10
40055802	40055802	Town of Newland	North Carolina	3.750	6/1/2004	2,000.00	0.01	1,975.00	0.01
40055902	40055902	Town of Newport	North Carolina	5.625	6/1/2007	10,000.00	0.03	9,103.00	0.03
40056301	40056301	Town of Princeville	North Carolina	6.000	6/1/2008	45,000.00	0.14	40,024.00	0.15
40057301	40057301	Taylortown Sanitary Dist	North Carolina	4.000	6/1/2005	8,000.00	0.02	7,645.00	0.03
			North Carolina Total			420,040.00	1.30	392,701.00	1.45
40058001	40058001	Village of Arcanum	Ohio	4.000	5/1/2006	34,000.00	0.11	31,172.00	0.11
40058301	40058301	City of Lincoln Heights	Ohio	6.000	3/15/2005	14,000.00	0.04	13,621.00	0.05
40058302	40058302	City of Lincoln Heights	Ohio	6.000	3/15/2005	8,000.00	0.02	7,783.00	0.03
40058601	40058601	Scioto Board of Commissioners	Ohio	5.375	5/1/2010	220,000.00	0.68	182,628.00	0.67
40058701	40058701	Village of Somerset	Ohio	3.625	1/1/2004	11,000.00	0.03	1,000.00	0.00
			Ohio Total			287,000.00	0.89	236,204.00	0.87
40059501	40059501	Bryan Co Home Aut Nursin	Oklahoma	4.000	2/1/2007	36,000.00	0.11	32,005.00	0.12
40060002	40060002	Coalgate Public Works Au	Oklahoma	3.625	6/1/2004	13,000.00	0.04	12,783.00	0.05
40060801	40060801	Grove Municipal Services	Oklahoma	4.125	6/1/2007	53,000.00	0.16	46,768.00	0.17
40061201	40061201	Meno Public Works Author	Oklahoma	3.875	1/1/2004	3,000.00	0.01	3,000.00	0.01
40061301	40061301	Moore Public Works Autho	Oklahoma	5.000	1/1/2010	480,000.00	1.48	401,768.00	1.48
40061502	40061502	Muldrow Utility Authorit	Oklahoma	5.000	4/1/2009	245,000.00	0.76	210,312.00	0.77
40062101	40062101	Pauls Valley Hosp Author	Oklahoma	4.500	4/1/2007	153,000.00	0.47	135,685.00	0.50
40062801	40062801	Ringwood Public Works Au	Oklahoma	3.875	2/1/2004	4,000.00	0.01	3,988.00	0.01
40062901	40062901	Roosevelt Pub Works Auth	Oklahoma	3.875	4/1/2006	19,000.00	0.06	17,495.00	0.06
40063401	40063401	Valley View Hospital Aut	Oklahoma	4.125	12/1/2007	223,000.00	0.69	190,109.00	0.70
			Oklahoma Total			1,229,000.00	3.80	1,053,913.00	3.88

Loan ID	Cusip Number	Description	State	Stated Interest Rate	Maturity Date	Principal Balance	Percentage of Total Principal Balance	Amortized Cost	Percentage of Total Amortized Cost

40065301	40065301	City of Beaufort	South Carolina	5.625%	10/1/2014	$780,000.00	2.41%	$588,192.00	2.17%
40066501	40066501	Town of Fairfax	South Carolina	4.750	4/1/2009	137,000.00	0.42	115,206.00	0.42
40068501	40068501	Town of St Stephen	South Carolina	5.375	10/1/2013	287,000.00	0.89	215,793.00	0.79
40068701	40068701	Town of Summerton	South Carolina	4.750	4/1/2010	140,000.00	0.43	115,399.00	0.42
40068901	40068901	City of Walterboro	South Carolina	6.000	7/1/2006	103,000.00	0.32	98,261.00	0.36
40069001	40069001	Town of Ware Shoals	South Carolina	5.375	7/1/2009	49,000.00	0.15	42,495.00	0.16
			South Carolina Total			1,496,000.00	4.62	1,175,346.00	4.33
40069201	40069201	City of North Sioux City	South Dakota	5.625	3/1/2012	72,000.00	0.22	57,554.00	0.21
			South Dakota Total			72,000.00	0.22	57,554.00	0.21
40069802	40069802	City of Ardmore	Tennessee	5.000	7/1/2009	6,000.00	0.02	5,106.00	0.02
40069803	40069803	City of Ardmore	Tennessee	5.000	7/1/2009	66,000.00	0.20	56,408.00	0.21
40070001	40070001	City of Athens	Tennessee	4.500	10/1/2008	290,000.00	0.90	245,175.00	0.90
40070101	40070101	Town of Baxter	Tennessee	3.750	9/1/2005	46,997.00	0.15	43,950.00	0.16
40071001	40071001	Town of Churchill	Tennessee	4.500	1/1/2009	195,000.00	0.60	169,261.00	0.62
40071402	40071402	City of Dunlap	Tennessee	4.500	6/1/2004	45,000.00	0.14	44,333.00	0.16
40071801	40071801	Fentress County Utility	Tennessee	3.750	5/1/2005	25,000.00	0.08	23,803.00	0.09
40071901	40071901	First Utility Dist	Tennessee	3.750	8/1/2005	54,000.00	0.17	50,963.00	0.19
40072201	40072201	City of Goodlettsville	Tennessee	4.500	6/1/2009	220,000.00	0.68	183,250.00	0.67
40072401	40072401	Town of Greeneville	Tennessee	3.750	7/1/2006	75,000.00	0.23	69,120.00	0.25
40072402	40072402	Town of Greeneville	Tennessee	3.750	7/1/2006	20,000.00	0.06	18,379.00	0.07
40073102	40073102	Town of Livingston	Tennessee	5.375	12/1/2005	100,000.00	0.31	93,716.00	0.35
40073401	40073401	Town of Michie	Tennessee	4.500	7/1/2009	116,000.00	0.36	97,832.00	0.36
40073701	40073701	Town of Oliver Springs	Tennessee	5.000	12/1/2008	345,000.00	1.07	294,230.00	1.08
40074401	40074401	City of Ramer	Tennessee	5.375	3/1/2010	33,000.00	0.10	27,720.00	0.10

Loan ID	Cusip Number	Description	State	Stated Interest Rate	Maturity Date	Principal Balance	Percentage of Total Principal Balance	Amortized Cost	Percentage of Total Amortized Cost

40075701	40075701	Town of Spencer	Tennessee	5.375%	3/1/2005	$15,000.00	0.05%	$14,378.00	0.05%
40075702	40075702	Town of Spencer	Tennessee	3.500	3/1/2004	2,000.00	0.01	1,989.00	0.01
40076001	40076001	The Daisey Soddy Falling	Tennessee	5.625	6/1/2012	345,000.00	1.07	274,267.00	1.01
40076201	40076201	Un Fork-Bakewell	Tennessee	4.500	6/1/2009	134,000.00	0.41	111,390.00	0.41
40076301	40076301	Town of Wartrace	Tennessee	5.375	12/1/2005	41,000.00	0.13	38,410.00	0.14
40076702	40076702	Utility District	Tennessee	4.500	5/1/2008	178,000.00	0.55	153,604.00	0.57
			Tennessee Total			2,351,997.00	7.27	2,017,284.00	7.43
40077101	40077101	Town of Anthony	Texas	5.625	8/1/2012	71,000.00	0.22	57,423.00	0.21
40077301	40077301	City of Arp	Texas	4.000	6/15/2006	22,000.00	0.07	20,214.00	0.07
40077503	40077503	City of Aubrey	Texas	4.000	8/1/2006	10,500.00	0.03	9,464.00	0.03
40078003	40078003	City of Blum	Texas	4.000	4/1/2005	15,000.00	0.05	14,318.00	0.05
40078401	40078401	Brazoria County Water Co	Texas	5.000	11/1/2008	56,225.00	0.17	48,688.00	0.18
40078702	40078702	City of Byers	Texas	4.000	8/1/2006	20,000.00	0.06	18,141.00	0.07
40078901	40078901	Cardinal Meadows Impvt D	Texas	4.500	3/1/2009	31,516.00	0.10	26,512.00	0.10
40079101	40079101	Childress General Hospital	Texas	4.500	7/1/2008	218,000.00	0.67	187,875.00	0.69
40079301	40079301	Cisco Hospital Authority	Texas	5.000	9/1/2009	185,000.00	0.57	151,397.00	0.56
40079401	40079401	City of Como	Texas	4.000	4/1/2005	8,000.00	0.02	7,643.00	0.03
40079402	40079402	City of Como	Texas	4.000	4/1/2005	1,900.00	0.01	1,814.00	0.01
40079502	40079502	City of Coppell	Texas	4.000	5/1/2006	53,980.00	0.17	49,972.00	0.18
40079601	40079601	Town of Corbes	Texas	5.375	1/1/2010	32,000.00	0.10	27,612.00	0.10
40079801	40079801	Crosby Municipal District	Texas	5.625	1/1/2013	143,000.00	0.44	115,670.00	0.43
40079802	40079802	Crosby Municipal District	Texas	5.625	1/1/2013	475,000.00	1.47	383,142.00	1.41
40080101	40080101	County of Culberson	Texas	5.000	10/1/2009	86,000.00	0.27	70,210.00	0.26
40080201	40080201	City Dalworthington Gard	Texas	4.500	7/1/2008	41,000.00	0.13	35,611.00	0.13

Loan ID	Cusip Number	Description	State	Stated Interest Rate	Maturity Date	Principal Balance	Percentage of Total Principal Balance	Amortized Cost	Percentage of Total Amortized Cost

40080304	40080304	City of Dodd City	Texas	3.750%	10/1/2004	$4,000.00	0.01%	$3,875.00	0.01%
40080701	40080701	Fannin County Hospital	Texas	6.000	2/1/2011	614,850.00	1.90	500,939.00	1.84
40080801	40080801	City of Fate	Texas	5.000	3/1/2010	44,000.00	0.14	36,496.00	0.13
40080901	40080901	City of Gary	Texas	4.500	10/1/2007	198,000.00	0.61	173,278.00	0.64
40081201	40081201	City of Grey Forest	Texas	4.500	12/1/2007	310,000.00	0.96	268,865.00	0.99
40081402	40081402	City of Haslet	Texas	5.375	8/1/201 1	87,000.00	0.27	69,768.00	0.26
40081501	40081501	City of Hooks	Texas	5.375	12/1/2010	251,000.00	0.78	201,423.00	0.74
40081601	40081601	Houston County Hospital	Texas	4.125	7/1/2007	12,000.00	0.04	10,533.00	0.04
40081602	40081602	Houston County Hospital	Texas	4.125	7/1/2007	349,997.00	1.08	308,983.00	1.14
40081901	40081901	City of Huxley	Texas	5.000	3/1/2009	405,000.00	1.25	345,363.00	1.27
40082001	40082001	County Municipal Water D	Texas	5.000	4/1/2009	185,000.00	0.57	157,166.00	0.58
40082601	40082601	City of Lavemia	Texas	6.000	2/1/2004	15,000.00	0.05	14,970.00	0.06
40082803	40082803	Town of Little Elm	Texas	5.000	12/1/2008	6,000.00	0.02	5,101.00	0.02
40083001	40083001	City of Lucas	Texas	5.000	12/1/2009	73,000.00	0.23	60,613.00	0.22
40083201	40083201	Macedonia-Eylan Fresh Water	Texas	4.500	5/1/2010	120,000.00	0.37	97,285.00	0.36
40083702	40083702	City of New Home	Texas	3.875	3/1/2004	3,921.00	0.01	3,896.00	0.01
40083801	40083801	City of New Summerfield	Texas	3.750	5/1/2006	27,000.00	0.08	24,869.00	0.09
40083802	40083802	City of New Summerfield	Texas	4.500	5/1/2007	64,000.00	0.20	57,300.00	0.21
40084601	40084601	Town of Pleasant Valley	Texas	4.500	11/1/2006	19,000.00	0.06	17,244.00	0.06
40084801	40084801	Port Mansfield Pub Util	Texas	3.875	12/1/2004	25,000.00	0.08	24,052.00	0.09
40084901	40084901	City of Queen City	Texas	5.375	12/1/2011	270,000.00	0.83	212,606.00	0.78
40085001	40085001	City of Quinlan	Texas	3.875	7/1/2004	8,000.00	0.02	7,866.00	0.03
40085101	40085101	City of Raymondville	Texas	5.375	3/1/2010	105,000.00	0.32	89,504.00	0.33
40085201	40085201	City of Red Oak	Texas	5.375	6/15/2012	100,000.00	0.31	80,775.00	0.30

Loan ID	Cusip Number	Description	State	Stated Interest Rate	Maturity Date	Principal Balance	Percentage of Total Principal Balance	Amortized Cost	Percentage of Total Amortized Cost

40085301	40085301	Red River Authority of Tx	Texas	4.500%	4/1/2009	$35,000.00	0.11%	$28,963.00	0.11%
40085302	40085302	Red River Authority of Tx	Texas	4.000	4/1/2004	7,000.00	0.02	6,935.00	0.03
40085401	40085401	City of Reno	Texas	5.625	1/1/2013	119,000.00	0.37	96,233.00	0.35
40085502	40085502	City of Richland Springs	Texas	3.750	5/1/2004	2,000.00	0.01	1,976.00	0.01
40085701	40085701	City of Robinson	Texas	4.000	6/1/2005	50,000.00	0.15	47,116.00	0.17
40085702	40085702	City of Robinson	Texas	4.500	6/1/2005	14,000.00	0.04	13,312.00	0.05
40086001	40086001	County of San Patricio	Texas	4.500	7/1/2008	62,000.00	0.19	53,144.00	0.20
40086101	40086101	City of Santa Anna	Texas	4.000	3/15/2006	36,000.00	0.11	33,411.00	0.12
40086201	40086201	Schaefer Road Rural Water	Texas	5.000	2/1/2010	46,000.00	0.14	38,686.00	0.14
40086501	40086501	Seymour Hospital Auth.	Texas	4.500	8/1/2007	169,000.00	0.52	147,515.00	0.54
40086502	40086502	Seymour Hospital Auth.	Texas	4.500	8/1/2007	23,000.00	0.07	20,079.00	0.07
40086701	40086701	South Limestone Hospital	Texas	6.000	10/1/2011	250,000.00	0.77	199,133.00	0.73
40086804	40086804	City of Springtown	Texas	6.000	6/1/2012	255,000.00	0.79	204,920.00	0.75
40087301	40087301	West Hospital Authority	Texas	5.375	12/1/2009	260,000.00	0.80	212,922.00	0.78
40087401	40087401	Town of Whitehouse	Texas	5.000	3/1/2010	155,000.00	0.48	130,069.00	0.48
40087501	40087501	Whitney Hospital Authori	Texas	3.750	3/1/2007	98,000.00	0.30	84,526.00	0.31
			Texas Total			6,347,889.00	19.61	5,317,416.00	19.58
40088201	40088201	Farr West City Sewer Imp	Utah	4.500	11/1/2009	12,000.00	0.04	10,086.00	0.04
40088202	40088202	Fair West City Sewer Imp	Utah	4.500	11/1/2009	26,000.00	0.08	21,141.00	0.08
40088301	40088301	City of Harrisville	Utah	4.500	7/1/2009	41,000.00	0.13	35,192.00	0.13
40088501	40088501	City of Plain City	Utah	4.500	5/1/2012	235,000.00	0.73	179,445.00	0.66
40088601	40088601	City of Pleasant View	Utah	6.000	9/1/2011	192,000.00	0.59	157,057.00	0.58
40088801	40088801	Salt Lake County	Utah	6.000	7/1/2013	740,000.00	2.29	598,331.00	2.20
			Utah Total			1,246,000.00	3.85	1,001,252.00	3.69

Loan ID	Cusip Number	Description	State	Stated Interest Rate	Maturity Date	Principal Balance	Percentage of Total Principal Balance	Amortized Cost	Percentage of Total Amortized Cost

40089801	40089801	Port of Kingston	Washington	4.000%	7/1/2006	$161,095.00	0.50%	$146,733.00	0.54%
40089802	40089802	Port of Kingston	Washington	5.000	7/1/2006	11,562.00	0.04	10,670.00	0.04
40089901	40089901	Town of Starbuck	Washington	3.875	7/1/2005	6,500.00	0.02	6,164.00	0.02
			Washington Total			179,157.00	0.55	163,567.00	0.60
40090301	40090301	City of Benwood	West Virginia	6.000	1/1/2012	96,000.00	0.30	80,560.00	0.30
			West Virginia Total			96,000.00	0.30	80,560.00	0.30
Total						$32,373,787.00	100.00	$27,152,802.00	100.00

Item 2.                                   Code of Ethics.

Not applicable to the registrant.

Item 3.                                   Audit Committee Financial Expert.

Not applicable to the registrant.

Item 4.                                   Principal Accountant Fees and Services.

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2003 - $108,523

Fiscal year ended 2002 - $108,523

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2003 - $0

Fiscal year ended 2002 - $0

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2003 - $0

Fiscal year ended 2002 - $0

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2003 - $31,434

-$31,434 in connection with Accountants’ Reports on Applying

Agreed-Upon Procedures as required by the Trust’s Indenture.

Fiscal year ended 2002 - $29,654

-$29,654 in connection with Accountants’ Reports on Applying

Agreed-Upon Procedures as required by the Trust’s Indenture.

(e) (1) Audit Committee Policies regarding Pre-approval of Services. Not applicable to the registrant.

(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph

(c)(7)(i)(C) of Rule 2-01 of Regulation S-X: Not applicable to the registrant.

(f) Not applicable to the registrant.

(g) Not applicable to the registrant.

(h) Not applicable to the registrant.

Item 5.                                   Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.                                   Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1.

Item 7.                                   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.                                   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.                                   Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.                            Submission of Matters to a Vote of Security Holders.

Not applicable to the registrant.

Item 11.                            Controls and Procedures.

(a)  Not applicable to the registrant.

(b)  Not applicable to the registrant.

Item 12.                            Exhibits.

The following exhibits are attached to this Form N-CSR:

(a)

1)              Code of Ethics or amendments: not applicable to the registrant.

2)              Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

3)              Written solicitation to purchase securities: not applicable to the registrant.

4)              Annual Compliance Statement of the Servicer, GMAC Commercial Mortgage Corporation, is attached as Exhibit 99.2.

5)              Attestation Report of Independent Accountants, Pricewaterhouse Coopers, LLP, is attached as Exhibit 99.3.

6)              GMAC reports pursuant to sections 1302 and 1307 of the Servicing Agreements are attached as Exhibit 99.4.

(b)         Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.906CERT.

1

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	PUBLIC FACILITY LOAN TRUST

By:	US Bank, not in its individual capacity, but solely as Owner Trustee under a Declaration of Trust dated as of July 8, 1988, amended and restated as of August 25, 1988

By:	/s/ George H. Davison, Jr.
George H. Davison, Jr. Officer

Date:	FEBRUARY 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	US Bank, not in its individual capacity, but solely as Owner Trustee under a Declaration of Trust dated as of July 8, 1988, amended and restated as of August 25, 1988

By (signature and title)*:	/s/ George H. Davison, Jr.
George H. Davison, Jr. Officer

Date:	FEBRUARY 22, 2005

* Print the name and title of each signing officer under his or her signature.